Putative Class Action	6 Months Ended
Jun. 30, 2023
Disclosure of contingent liabilities [abstract]
Putative Class Action	Putative Class ActionOn July 12, 2022, a putative class action complaint was filed in the U.S. District Court for the Southern District of New York against the Company, its directors, and certain of its executive officers. On May 23, 2023, an amended complaint was filed. The amended complaint alleges that the defendants violated federal securities laws by, among other things, making misrepresentations and omissions regarding its product candidate MP0310 and an associated licensing agreement. The amended complaint seeks unspecified compensatory damages, as well as an award of reasonable attorneys’ fees and other costs, on behalf of persons and/or entities which purchased the Company's American Depositary Shares (ADSs) pursuant to certain offering documents issued in connection with the Company's initial public offering of ADSs. The matter remains in its early stages. The Company moved to dismiss the amended complaint on July 24; Plaintiffs’ opposition is due September 7; and the Company’s reply brief is due October 5, 2023. The Company disputes these claims and intends to defend itself accordingly. The Company expresses no assurances as to the ultimate outcome of this matter.